Joint Ventures in E&P Activities	12 Months Ended
Dec. 31, 2019
Disclosure of joint operations [abstract]
Joint Ventures in E&P Activities
28.	Joint ventures in E&P activities
In line with its strategic objectives, Petrobras operates in association with other companies in joint ventures in Brazil as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.
As of December 31, 2019, the Company holds interests in 112 joint ventures in partnership with 42 partners, among which Petrobras is the operator in 64 (in 2018, 124 joint ventures, with 44 partners and operator in 72). The partnerships formed in 2018 and 2019 are described below:

Consortium	Location	% Petrobras	% Partners		Operator	Year	Additional Information	ANP Bonus Petrobras portion
Tartaruga Verde Módulo III Espadarte	Campos Basin	50%	Petronas – 50%		Petrobras	2019	Concession – Disposal of 50% to Petronas	N/A
Búzios	Santos basin pre-salt	90%	CNODC – 5 CNOOC – 5	% %	Petrobras	2019	Production sharing – Transfer of Rights Surplus Production ANP Bidding Round	14,912
C-M-477	Campos Basin	70%	BP – 30%		Petrobras	2019	Concession - 16ª ANP Bidding Round	348
Aram	Santos basin pre-salt	80%	CNODC – 20%		Petrobras	2019	Production sharing - 6ª ANP Bidding Round	982
Roncador	Campos Basin	75%	Equinor – 25%		Petrobras	2018	Concession – Disposal of 25% to Equinor	N/A
Uirapuru	Santos basin pre-salt	30%	ExxonMobil – 28 Equinor – 28 Petrogal – 14	% % %	Petrobras	2018	Production sharing - 4ª ANP Bidding Round	201
Dois Irmãos	Campos basin pre-salt	45%	BP – 30 Equinor – 25	% %	Petrobras	2018	Production sharing - 4ª ANP Bidding Round	46
Três Marias	Santos basin pre-salt	30%	Shell – 40 Chevron – 30	% %	Petrobras	2018	Production sharing - 4ª ANP Bidding Round	8
C-M-657	Campos Basin	30%	Exxon – 40 Equinor – 30	% %	Petrobras	2018	Concession - 15ª ANP Bidding Round	162
C-M-709	Campos Basin	40%	Exxon – 40 Equinor – 20	% %	Petrobras	2018	Concession - 15ª ANP Bidding Round	152
C-M-789	Campos Basin	30%	Exxon – 40 Qatar – 30	% %	Exxon	2018	Concession - 15ª ANP Bidding Round	215
C-M-753	Campos Basin	30%	Exxon – 40 Qatar – 30	% %	Exxon	2018	Concession - 15ª ANP Bidding Round	25
POT-M-859 POT-M-952	Potiguar basin	60%	Shell – 40%		Petrobras	2018	Concession - 15ª ANP Bidding Round	5
Lapa (BM-S-9A)	Santos basin pre-salt	10%	Total – 35 Shell – 30 Repsol Sinopec – 25	% % %	Total	2018	Concession - Disposal of 35% to Total	N/A
Iara (BM-S-11A)	Santos basin pre-salt	42,50%	Shell – 25 Total – 22,50 Petrogal – 10	% % %	Petrobras	2018	Concession - Disposal of 22,50% to Total	N/A

Partnerships brings benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras’s participation in the joint ventures in which it is an operator:

Field	Location	% Petrobras	% Partners	Operator	Petrobras production portion in 2019 (boed)	Regime
Lula	Santos basin pre-salt	67,50%	Shell – 23,2% Petrogal – 9,3%	Petrobras	768.225	Concession
Roncador	Campos basin	75%	Equinor – 25%	Petrobras	144.870	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	Petrobras	134.666	Concession
Albacora Leste	Campos basin	90%	Repsol Sinopec - 10%	Petrobras	20.010	Concession
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	Petrobras	17.326	Production sharing
Papa-Terra	Campos basin	62,50%	Chevron - 37,5%	Petrobras	10.911	Concession
Manati	Camamu basin	35%	Enauta Energia S.A. – 45% Brasoil – 10% Geopark – 10%	Petrobras	7.903	Concession
Berbigão	Santos basin pre-salt	42,50%	Shell – 25% Total – 22,5% Petrogal – 10%	Petrobras	765	Concession
28.1. Accounting policy for joint operations
The E&P partnerships are classified as joint operations, where the Company recognizes according to its interests: i) its assets, including its stake in any assets held jointly ii) its liabilities , including its stake in any liabilities assumed jointly; iii) its sales revenues corresponding to the proportion of its participation in the production resulting from the joint operation; iv) its portion on sales revenues realized directly by the joint operation; and v) its expenses, including the portion of any expenses incurred together.
Assets, liabilities, revenues and expenses relating to the participation in a joint operation are accounted for in accordance with the specific accounting policies applicable to assets, liabilities, revenues and expenses.
28.2. Unitization Agreements
Since 2018, Petrobras has entered into Production Individualization Agreements (
Acordos de Individualização da Produção
- AIPs) with
Pré-Sal
Petróleo S.A. (PPSA) and the Company’s partners (Shell, Petrogal, Repsol and Total) in certain E&P consortiums, submitting these agreements to ANP for approval. As of December 31, 2019, a US$ 113 provision is accounted for within other current liabilities. These agreements provide for cost equalization and production volumes referring to the Berbigão, Sururu, Atapu and Albacora Leste fields. During 2019, Petrobras paid US$ 92 relating to these agreements.
The table below presents the effects of the agreements:

	12.31.2019	12.31.2018
Opening balance	159	49
Additions/(Write-offs) on PP&E	50	(62)
Indexation charges	4	2
Payments made	(92)	(100)
Other income and expenses	(2)	279
Cumulative translation adjustments	(6)	(9)

Closing balance	113	159

28.3. Accounting Policy for unitization agreements
A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated.